Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31,
	2020	2021
	(in thousands)

Computer and software	$998	$1,603
Furniture and office equipment	162	429
Leasehold improvements	263	2,271
Property and equipment, gross	1,423	4,303
Less: accumulated depreciation and amortization	(706)	(1,034)
Property and equipment, net	$717	$3,269